Financial Instruments - Carrying Values and Estimated Fair Values (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
Non-Derivatives:
Cash and cash equivalents	$ 770,567	$ 528,612	$ 878,838	$ 231,849
Trade accounts receivable	37,605		41,545
Investment in listed equity securities	0		224,788
Current portion of long-term debt and short-term debt	(321,928)		(344,778)
Long-term debt	(867,350)		(844,546)
Derivatives:
Deposits, money market deposits	668,700	420,200	634,200
Interest income, money market deposits	17,800	$ 400
Less: Deferred financing costs (2)	29,672		20,955
Commodity contract
Non-Derivatives:
Receivable from TTF linked commodity swap derivatives	7,581		4,638
Carrying value | Level 1
Non-Derivatives:
Cash and cash equivalents	770,567		878,838
Restricted cash and short-term deposits	132,219		134,043
Trade accounts receivable	37,605		41,545
Money market funds	4,950		3,617
Equity securities	0		224,788
Trade accounts payable	(16,300)		(8,983)
Assets held for sale (note 11)	14,979		0
Carrying value | Level 1 | Interest rate swap
Non-Derivatives:
Receivable from TTF linked commodity swap derivatives	2,461		1,923
Carrying value | Level 1 | Commodity contract
Non-Derivatives:
Receivable from TTF linked commodity swap derivatives	7,581		4,638
Carrying value | Level 2
Non-Derivatives:
Assets held for sale (note 11)	0		721
Liabilities held for sale (note 11)	0		(373)
Current portion of long-term debt and short-term debt	(322,902)		(344,960)
Long-term debt	(757,342)		(706,290)
Unsecured long-term debt, noncurrent	(138,706)		(159,029)
Carrying value | Level 2 | Oil and gas derivative
Derivatives:
MTM asset on TTF linked commodity swap derivatives (note 21)	209,497		378,979
Carrying value | Level 2 | Interest rate swap
Derivatives:
MTM asset on TTF linked commodity swap derivatives (note 21)	53,517		54,970
Carrying value | Level 2 | Commodity contract
Derivatives:
MTM asset on TTF linked commodity swap derivatives (note 21)	91,193		113,368
Fair value | Level 1
Non-Derivatives:
Cash and cash equivalents, fair value	770,567		878,838
Restricted cash and short-term deposits, fair value	132,219		134,043
Trade accounts receivable, fair value	37,605		41,545
Money market funds, fair value	4,950		3,617
Investment in listed equity securities	0		224,788
Trade accounts payable, fair value	(16,300)		(8,983)
Assets held for sale (note 11)	14,979		0
Fair value | Level 1 | Interest rate swap
Non-Derivatives:
Other receivables, fair value disclosure	2,461		1,923
Fair value | Level 1 | Commodity contract
Non-Derivatives:
Other receivables, fair value disclosure	7,581		4,638
Fair value | Level 2
Non-Derivatives:
Assets held for sale (note 11)	0		721
Liabilities held for sale, fair value	0		(373)
Current portion of long-term debt and short-term debt, fair value	(322,902)		(344,960)
Long-term debt, fair value	(757,342)		(706,290)
Unsecured long-term debt, noncurrent, fair value	(134,802)		(158,092)
Fair value | Level 2 | Oil and gas derivative
Derivatives:
MTM asset on TTF linked commodity swap derivatives (note 21)	209,497		378,979
Fair value | Level 2 | Interest rate swap
Derivatives:
MTM asset on TTF linked commodity swap derivatives (note 21)	53,517		54,970
Fair value | Level 2 | Commodity contract
Derivatives:
MTM asset on TTF linked commodity swap derivatives (note 21)	$ 91,193		$ 113,368